Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued operations
Schedule of aggregated financial results of the discontinued business

The aggregated financial results of the discontinued business are set forth below.

	December 31,	December 31,
	2019	2018
Cash and cash equivalent	$—	$32,919
Accounts receivable	—	5,257,684
Inventory	—	475,827
Advances to suppliers	—	2,647,415
Prepaid value-added taxes	—	72,742
Other receivables	—	26,567
Total current assets from discontinued operations	—	8,513,154

Accounts receivable from EDLC business	—	1,235,489
Property, plant and equipment, net	—	6,012,285
Intangible assets, net	—	1,310,741
Total non-current assets from discontinued operations	—	8,558,515
Total assets from discontinued operations	—	17,071,669

Accounts payable	—	1,038,888
Customer deposits	—	337,743
Taxes payable	—	140,212
Accrued liabilities and other payables	—	145,409
Total current liabilities from discontinued operations	—	1,662,252
Total liabilities from discontinued operations	$—	$1,662,252

	For the period
	from January 1	Year ended	Year ended
	to July 31,	December 31,	December 31,
	2019	2018	2017
Revenue	$3,803,430	$9,107,922	$4,189,190
Cost of revenues	4,048,640	9,116,707	2,097,436
Gross profit (loss)	(245,210)	(8,785)	2,091,754
Operating expenses	629,525	3,164,918	1,270,723
(Reversal of) Bad debt provision	(1,144,417)	(1,477,631)	2,916,445
Income (loss) from operations	269,682	(1,696,072)	(2,095,414)
Other income, net	797	1,779,439	2,168,132
Income before income taxes	270,479	83,367	72,718
Income taxes	—	—	7,168
Income from discontinued operations, net of tax	$270,479	$83,367	$65,550